Borrowings - Debt Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 3,106,201
Not later than one year
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	108,985
Later than one year and not later than three years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	50,662
Later than three years and not later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	2,302,785
Later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 643,769
Average
Borrowings Repayment Schedule / Total
Interest rate	7.10%	4.30%